Employee Benefit Plans (Transactions Under the Company's Stock Option Plans) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefit Plans [Abstract]
Options Outstanding, beginning shares	418,921	448,975
Options granted, shares	57,000	46,000
Options exercised, shares	(525)	(36,950)
Options forfeited, shares		(9,119)
Options expired, shares		(29,985)
Options Outstanding, ending shares	475,396	418,921	448,975
Options Exercisable: Shares Exercisable	375,233
Weighted Average exercise Price: Options Outstanding, beginning	$ 6.76	$ 6.70
Weighted Average Exercise Price: Options granted	9.56	8.16
Weighted Average Exercise Price: Options exercised	7.31	4.33
Weighted Average Exercise Price: Options forfeited		9.73
Weighted Average Exercise Price: Options expired		10.16
Weighted Average exercise Price: Options Outstanding, ending	7.09	$ 6.76	$ 6.70
Weighted Average Exercise Price: Options Exercisable	$ 6.65
Weighted Average Remaining Contractual Life (in years): Options Outstanding	5 years 1 month 6 days	5 years 6 months	5 years 7 months 6 days
Weighted Average Remaining Contractual Life (in years): Options Exercisable	4 years 1 month 6 days
Aggregate Intrinsic Value: Options Outstanding	$ 2,562,175	$ 1,257,968	$ 739,951
Aggregate Intrinsic Value: Options Exercisable	$ 2,190,220